UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06621

        Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.1% (2.5% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	$6,022,275
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
3,600	5.250%, 11/15/20	11/15 at 100.00	Baa1	2,661,480
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa1	594,700
4,000	Birmingham Waterworks And Sewer Board, Alabama, Water and Sewer Revenue Bonds, Tender	1/17 at 100.00	A+	2,557,440
	Option Bond Trust 2707, 10.205%, 1/01/39 – AMBAC Insured (IF)
1,960	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,188,093
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	2,002,430
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
6,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	A1	6,299,598
	FGIC Insured

25,500	Total Alabama			21,326,016

	Arizona – 0.5% (0.3% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	149,255
265	5.250%, 12/01/25	12/15 at 100.00	BBB	194,566
590	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/09 at 100.00	Aa3	594,236
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
2,750	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	1,795,173
	5.000%, 12/01/37

3,805	Total Arizona			2,733,230

	Arkansas – 0.2% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	827,359
	Series 2005B, 5.000%, 2/01/25

	California – 17.5% (10.7% of Total Investments)
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	Aa2	5,920,388
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,655,400
5,500	5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	6,291,725
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – MBIA Insured	No Opt. Call	A2	1,519,109
5,890	0.000%, 10/01/24 – MBIA Insured	No Opt. Call	A2	2,556,496
7,615	0.000%, 10/01/25 – MBIA Insured	No Opt. Call	A2	3,072,348
3,740	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	3,335,108
	Series 2005, 5.000%, 11/15/27
820	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	647,608
	Bond Trust 3175, 13.820%, 11/15/42 (IF)
2,055	California Infrastructure Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA+	2,150,249
	Revenue Bonds, Series 2004, 5.000%, 10/01/21
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	577,820
	Health System, Series 2005A, 5.000%, 7/01/39
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	4,455,677
	Option Bond Trust 3175, 13.377%, 11/15/48 (IF)
2,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	A+	2,771,450
8,000	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/25	2/14 at 100.00	A1	7,976,640
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,907,296
	Company, Series 1996A, 5.300%, 7/01/21
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	2,397,675
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	19,470,295
	1995A, 0.000%, 1/01/21 (ETM)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,158,705
	5.000%, 9/01/27 – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	604,050
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	976,875
435	5.100%, 9/01/30	9/15 at 102.00	N/R	283,450
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	198,683
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	209,490
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	A3	2,136,750
	Project, Series 2004A, 5.000%, 9/01/20 – SYNCORA GTY Insured
960	San Francisco Redevelopment Agency, California, Hotel Tax Revenue Bonds, Series 1994, 6.750%,	7/09 at 100.00	AAA	961,978
	7/01/25 – FSA Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,595	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	AA	736,946
32,400	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	AA	4,387,932
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AA	6,235,860
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A1	2,752,080
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured

143,760	Total California			90,348,083

	Colorado – 2.3% (1.4% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA	1,753,668
	2004, 5.000%, 12/01/22 – FGIC Insured
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,538,200
475	5.000%, 6/01/29	6/16 at 100.00	A–	363,214
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	329,696
	5.000%, 3/01/25
305	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	331,736
	(Alternative Minimum Tax)
6,925	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	5,814,715
	Hotel, Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured
1,700	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	4/09 at 101.00	AA	1,678,784
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)

13,250	Total Colorado			11,810,013

	Connecticut – 1.0% (0.6% of Total Investments)
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	5,241,600
	5.000%, 1/01/21 – FGIC Insured

	District of Columbia – 3.0% (1.9% of Total Investments)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
11,720	0.000%, 4/01/27 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 39.61	AA (4)	4,479,735
13,780	0.000%, 4/01/28 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 37.21	AA (4)	4,948,398
15,855	0.000%, 4/01/29 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 35.07	AA (4)	5,365,649
1,335	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	941,122
	Revenue Bonds, Series 2007, Residuals 1606, 11.765%, 10/01/30 – AMBAC Insured (IF)

42,690	Total District of Columbia			15,734,904

	Florida – 2.2% (1.4% of Total Investments)
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A2	3,424,481
	Series 2005, 5.000%, 4/01/24
2,500	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/10 at 100.00	Baa1	2,240,850
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
555	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11,	1/10 at 100.00	AAA	558,019
	5.850%, 1/01/22 – FSA Insured (Alternative Minimum Tax)
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	1,974,636
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	BBB+	1,291,728
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	1,893,861
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)

15,040	Total Florida			11,383,575

	Georgia – 1.9% (1.2% of Total Investments)
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	BBB	333,790
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
10	5.250%, 11/01/15 (Pre-refunded 11/01/13) – MBIA Insured	11/13 at 100.00	AAA	11,723
3,405	5.250%, 11/01/15 – MBIA Insured	11/13 at 100.00	AA	3,810,195
3,365	5.000%, 11/01/18 – MBIA Insured	11/13 at 100.00	AA	3,555,054
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	A	2,210,750
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured

9,515	Total Georgia			9,921,512

	Idaho – 0.9% (0.5% of Total Investments)
125	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	7/09 at 100.00	Aaa	129,823
	(Alternative Minimum Tax)
3,150	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood	3/12 at 105.00	Aaa	2,980,561
	Terrace Project, Series 2002A-1, 7.250%, 3/20/37
190	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	7/09 at 100.00	Aa1	196,190
	7/01/26 (Alternative Minimum Tax)
165	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	1/10 at 100.00	Aa2	170,953
	7/01/22 (Alternative Minimum Tax)
270	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	278,635
	7/01/20 (Alternative Minimum Tax)
1,000	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	716,600
	Hospital, Series 2006, 5.250%, 9/01/30

4,900	Total Idaho			4,472,762

	Illinois – 15.3% (9.4% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA	2,796,500
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	AA	9,950,316
	FGIC Insured
1,175	Chicago, Illinois, GNMA Collateralized Multifamily Housing Revenue Bonds, Bryn Mawr-Belle	6/09 at 102.00	Aaa	1,181,756
	Shores Project, Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)
2,570	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	7/09 at 100.00	N/R	2,570,026
	1996B, 7.250%, 1/01/14
2,510	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal	7/09 at 100.00	N/R	2,511,054
	Redevelopment Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aa3 (4)	2,781,418
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured (ETM)
	Cook County Community High School District 219, Niles Township, Illinois, General Obligation
	Capital Appreciation Bonds, Series 2001:
2,575	0.000%, 12/01/20 – MBIA Insured	No Opt. Call	Baa1	1,472,179
3,615	0.000%, 12/01/20 – MBIA Insured (ETM)	No Opt. Call	Baa1 (4)	2,347,798
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,028,680
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,439,890
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	288,480
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,106,880
	5.500%, 5/15/32
3,090	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	2,748,710
	6.000%, 7/01/33
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa3	3,499,710
	Series 1993C, 6.000%, 4/01/18
	Illinois Housing Development Authority, Housing Finance Bonds, Series 2000A:
260	5.750%, 9/01/10 (Alternative Minimum Tax)	3/10 at 100.00	AA	265,504
1,245	6.200%, 9/01/20 (Alternative Minimum Tax)	3/10 at 100.00	AA	1,252,557
11,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	AA	12,680,468
	FGIC Insured
2,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/18 –	2/12 at 100.00	AA	2,172,040
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – FSA Insured	No Opt. Call	Aa3	2,056,735
1,740	0.000%, 11/01/21 – FSA Insured	No Opt. Call	Aa3	954,999
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	4,682,818
	General Obligation Bonds, Series 2002, 5.250%, 12/01/20 – FSA Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	AA	819,791
1,750	5.250%, 1/01/30	1/16 at 100.00	AA	1,660,540
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	N/R	8,476,859
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	A1	1,630,386
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
2,540	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,530,348
	Project, Series 2002A, 5.000%, 12/15/28 – MBIA Insured

108,380	Total Illinois			78,906,442

	Indiana – 3.1% (1.9% of Total Investments)
1,000	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2002K, 5.750%, 7/01/20	1/12 at 100.00	A+ (4)	1,127,520
	(Pre-refunded 1/01/12) – FGIC Insured
3,500	Indiana Bond Bank, Special Program Bonds, East Chicago Facilities Building Corporation, Series	2/10 at 101.00	AA (4)	3,729,565
	2000A, 6.125%, 2/01/25 (Pre-refunded 2/01/10) – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
805	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	871,380
4,195	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	4,540,920
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 – AMBAC Insured	8/14 at 100.00	Aa1	2,864,070
1,600	5.000%, 8/01/24 – AMBAC Insured	8/14 at 100.00	Aa1	1,639,232
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BBB–	1,246,278
	2005, 5.250%, 2/15/23

15,400	Total Indiana			16,018,965

	Iowa – 1.7% (1.0% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	1,976,640
	6.250%, 7/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,406,080
	5.500%, 6/01/42
2,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	2,163,100
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)

12,000	Total Iowa			8,545,820

	Kansas – 0.0% (0.0% of Total Investments)
95	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	97,012
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)

	Louisiana – 6.3% (3.8% of Total Investments)
255	Bossier Public Trust Financing Authority, Louisiana, Single Family Mortgage Revenue Refunding	2/09 at 100.00	AAA	255,153
	Bonds, Series 1995B, 6.125%, 8/01/28
2,105	East Baton Rouge Parish Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	4/09 at 100.50	Aaa	2,110,305
	Securities Program Single Family Mortgage Revenue Bonds, Series 1994C, 6.350%, 10/01/28
	(Alternative Minimum Tax)
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006,	6/16 at 100.00	A	3,894,120
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,244,800
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	1,998,567
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006A:
14,550	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	13,369,995
5,920	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA–	5,058,818
2,485	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/09 at 100.00	AAA	2,491,710
	5.950%, 11/01/15 – FSA Insured

36,365	Total Louisiana			32,423,468

	Maryland – 0.7% (0.4% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	1,266,633
	9/01/26 – SYNCORA GTY Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	847,115
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	1,607,368
	System, Series 2004A, 5.250%, 7/01/19 (Pre-refunded 7/01/14)

4,460	Total Maryland			3,721,116

	Massachusetts – 7.7% (4.7% of Total Investments)
1,920	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,763,904
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
1,595	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,354,091
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	708,150
	5.700%, 10/01/34
9,175	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	7,411,840
	System, Series 2001E, 5.700%, 10/01/25 – RAAI Insured
1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/11 at 100.00	BBB	928,213
	Obligated Group, Series 1999A, 5.625%, 7/01/20
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical
	Center Hospitals, Series 2002H:
2,645	5.000%, 5/15/25 – FGIC Insured	5/12 at 100.00	N/R	2,196,091
105	5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R (4)	117,117
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AAA	3,220,058
	8/01/46 – FSA Insured (UB)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	12,769,252
1,850	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	2,072,204
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	2,563,200
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	4,556,800

40,835	Total Massachusetts			39,660,920

	Michigan – 4.6% (2.8% of Total Investments)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	4,378,533
7,955	0.000%, 12/01/22	No Opt. Call	AAA	4,241,049
8,260	0.000%, 12/01/23	No Opt. Call	AAA	4,081,844
8,575	0.000%, 12/01/24	No Opt. Call	AAA	3,941,499
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	813,936
	6.000%, 7/01/35
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,325,715
	2006A, 5.000%, 12/01/31 (UB)
1,220	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/09 at 100.00	BB	1,220,329
	Obligated Group, Series 1993A, 6.375%, 8/15/09
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	194,589
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003,	5/13 at 100.00	AA–	3,390,042
	5.000%, 5/01/22

39,980	Total Michigan			23,587,536

	Minnesota – 4.1% (2.5% of Total Investments)
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A–	6,713,835
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	Baa1	984,970
1,050	5.875%, 12/01/29	12/13 at 100.00	Baa1	846,563
2,400	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	2,589,360
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	A (4)	3,225,360
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
310	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	2/09 at 100.00	Aa1	311,150
	MBIA Insured
315	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1996G, 6.250%, 7/01/26	7/09 at 100.00	AA+	315,104
	(Alternative Minimum Tax)
660	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 6.100%,	7/09 at 100.00	AA+	677,516
	7/01/30 (Alternative Minimum Tax)
895	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	909,624
	6.050%, 7/01/31 (Alternative Minimum Tax)
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,043,450
1,055	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1992B,	4/09 at 100.00	Aaa	1,088,032
	5.750%, 1/01/11 (ETM)
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	N/R (4)	1,930,457
	7/01/25 (Pre-refunded 7/01/14)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	796,150
	Series 2005, 6.000%, 11/15/25

22,470	Total Minnesota			21,431,571

	Mississippi – 0.7% (0.4% of Total Investments)
3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,568,352
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)

	Missouri – 4.4% (2.7% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,557,300
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	176,966
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	2,494,746
	Health System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	AA	9,523,080
	5.250%, 9/01/17 – FGIC Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	BBB+	742,669
1,525	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,079,609
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	983,380
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	1,152,972
	System, Series 2003, 5.125%, 2/15/18
1,080	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA	1,096,772
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
170	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	Baa1 (4)	186,364
1,250	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	1,370,325
2,000	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	2,192,520

23,090	Total Missouri			22,556,703

	Nebraska – 0.5% (0.3% of Total Investments)
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AAA	1,506,897
	4/01/23 – FSA Insured
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AAA	1,325,804
	Series 2006A, Trust 11673, 18.664%, 2/01/49 – AMBAC Insured (IF)

2,520	Total Nebraska			2,832,701

	Nevada – 4.3% (2.6% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AA (4)	11,841,583
	(Pre-refunded 6/15/12) – MBIA Insured
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA–	5,891,138
	5.000%, 7/01/23 – AMBAC Insured
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 –	7/14 at 100.00	AA	3,936,600
	FGIC Insured
1,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	A	432,330
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured

21,205	Total Nevada			22,101,651

	New Jersey – 7.1% (4.4% of Total Investments)
	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003,
5,480	5.125%, 12/15/20 – FSA Insured	12/13 at 100.00	Aa3	5,914,947
135	5.125%, 12/15/20 (Pre-refunded 12/15/13) – FSA Insured	12/13 at 100.00	Aa3 (4)	157,878
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,341,854
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	997,680
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	384,218
	University Hospital, Series 2007, 5.750%, 7/01/37
3,675	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/09 at 100.75	Aaa	3,523,994
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,982,420
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	3,773,562
	5.250%, 12/15/20
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AA	4,209,280
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – FSA Insured	1/15 at 100.00	AAA	3,102,270
10,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	6,687,765
	Series 2007-1A, 5.000%, 6/01/29
3,185	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue	6/09 at 100.50	A	2,857,391
	Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)

39,645	Total New Jersey			36,933,259

	New York – 11.1% (6.8% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AA	4,735,750
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,
	Series 1999:
1,975	6.375%, 7/01/16 – RAAI Insured	7/09 at 101.00	BBB+	1,999,885
2,080	6.375%, 7/01/17 – RAAI Insured	7/09 at 101.00	BBB+	2,103,005
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,629,675
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	1,152,025
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
5,025	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	3,721,917
	2/15/47 – MBIA Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA	2,573,736
	5/01/33 – MBIA Insured
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,596,825
	Series 2004C, 5.000%, 2/01/22 (UB)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender
	Option Bond Trust 3218:
1,720	17.072%, 8/01/23 (IF)	8/13 at 100.00	AAA	1,904,762
1,815	17.084%, 8/01/24 (IF)	8/13 at 100.00	AAA	1,957,913
35	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	No Opt. Call	AA	35,006
2,150	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	2,125,791
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	5,001,500
1,000	New York City, New York, General Obligation Bonds, Series 2008, Trust 3217, 18.074%, 8/15/20 (IF)	8/14 at 100.00	AA	1,197,600
1,855	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	AAA	1,626,427
	15.906%, 11/15/44 – AMBAC Insured (IF)
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	A+	6,353,820
5,100	5.250%, 6/01/21	6/13 at 100.00	A+	5,256,519
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
3,400	5.500%, 6/01/16	6/10 at 100.00	AA–	3,463,274
2,000	5.500%, 6/01/19	6/13 at 100.00	AA–	2,065,920
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AA	5,992,438
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)

58,955	Total New York			57,493,788

	North Carolina – 1.6% (1.0% of Total Investments)
2,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,786,753
	Bonds, Series 2008, Trust 1149, 9.412%, 1/15/47 (IF)
2,065	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	2/09 at 104.00	AAA	2,094,674
	Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)
450	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996JJ, 6.450%,	3/09 at 100.00	AA	450,158
	9/01/27 (Alternative Minimum Tax)
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21	2/14 at 100.00	AA+	1,313,913
2,445	5.000%, 2/01/22	2/14 at 100.00	AA+	2,542,042

8,775	Total North Carolina			8,187,540

	North Dakota – 0.1% (0.1% of Total Investments)
605	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2000C,	7/10 at 100.00	Aa1	622,943
	6.150%, 7/01/31 (Alternative Minimum Tax)

	Ohio – 4.6% (2.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
90	5.125%, 6/01/24	6/17 at 100.00	BBB	66,018
900	5.875%, 6/01/30	6/17 at 100.00	BBB	575,451
845	5.750%, 6/01/34	6/17 at 100.00	BBB	503,865
1,965	5.875%, 6/01/47	6/17 at 100.00	BBB	1,111,915
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,577,470
	5.250%, 12/01/24 (Pre-refunded 12/01/14) – FSA Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 – MBIA Insured	5/13 at 100.00	AA	2,448,457
4,105	5.250%, 5/15/18 – MBIA Insured	5/13 at 100.00	AA	4,286,318
2,000	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	7/09 at 101.00	Aa2	1,809,300
	Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
5,550	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	3/09 at 102.00	N/R	4,295,645
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
6,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	4,962,540
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

26,785	Total Ohio			23,636,979

	Oklahoma – 4.4% (2.7% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	316,730
750	5.375%, 9/01/36	9/16 at 100.00	BBB–	442,590
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
5,020	5.000%, 2/15/37	2/17 at 100.00	AA–	4,261,729
1,020	5.000%, 2/15/42	2/17 at 100.00	AA–	845,733
10,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA	8,017,200
	1/01/47 – FGIC Insured
5,000	Oklahoma State Student Loan Authority, Senior Lien Revenue Bonds, Series 2001A-1, 5.625%,	6/11 at 102.00	AAA	4,253,450
	6/01/31 (Alternative Minimum Tax)
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	67,095
	System, Series 2006, Trust 3500, 8.406%, 12/15/36 (IF)
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis	12/16 at 100.00	AA	4,493,198
	HealthSystem, Series 2006, 5.000%, 12/15/36 (UB)

27,849	Total Oklahoma			22,697,725

	Oregon – 1.6% (1.0% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA	8,203,875
	Health System, Series 2004, 5.500%, 10/01/21 (UB)

	Pennsylvania – 2.6% (1.6% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AA	3,519,880
	5.000%, 12/01/23 – MBIA Insured
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	Aa3	1,591,515
	Series 2005, 6.000%, 3/01/28 – FSA Insured
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	301,995
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	Aa2	1,112,979
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,969,868
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,005,530
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,049,927
	AMBAC Insured

14,450	Total Pennsylvania			13,551,694

	Rhode Island – 2.5% (1.6% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
9,710	6.000%, 6/01/23	6/12 at 100.00	BBB	8,740,067
6,000	6.125%, 6/01/32	6/12 at 100.00	BBB	4,355,280

15,710	Total Rhode Island			13,095,347

	South Carolina – 10.6% (6.5% of Total Investments)
9,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	9,110,340
	Assets for Education, Series 2003, 5.250%, 12/01/24
15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	18,141,541
	2002, 5.875%, 12/01/17 (Pre-refunded 12/01/12)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AA–	2,420,075
	5/01/25 – AMBAC Insured
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 4.000%,	7/09 at 100.00	AA	7,119,908
	1/01/23 – MBIA Insured
1,250	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	1,438,588
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
4,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	4,156,345
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement
	Revenue Bonds, Palmetto Health Alliance, Series 2003C:
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,609,623
165	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	200,686
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,271,248
550	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	657,256
4,475	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	4,739,383
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)

51,520	Total South Carolina			54,864,993

	Tennessee – 0.9% (0.5% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	2,181,855
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
1,500	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	A	1,525,185
	6.000%, 3/01/19 – AMBAC Insured (Alternative Minimum Tax)
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37	11/17 at 100.00	N/R	396,856
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R	482,040

6,500	Total Tennessee			4,585,936

	Texas – 12.8% (7.9% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,921,825
	4.250%, 8/15/36 (UB)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa1	2,825,779
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	BBB	8,300,100
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
3,345	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2001, 5.625%, 2/15/19	2/12 at 100.00	AA (4)	3,778,278
	(Pre-refunded 2/15/12)
5,000	Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds, Valero Refining	6/10 at 100.00	BBB	3,155,950
	and Marketing Company Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
	Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A	934,130
1,000	5.000%, 12/01/21	12/14 at 100.00	A	912,540
2,500	5.125%, 12/01/22	12/14 at 100.00	A	2,255,775
2,800	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AA	2,219,196
	5.250%, 11/15/30 – MBIA Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	4,027,200
	5/15/24 – FGIC Insured
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A	4,334,033
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
725	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	737,282
	Refunding Bonds, Series 2001, 5.250%, 8/15/26
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	674,000
1,250	5.125%, 8/15/26	No Opt. Call	BBB–	919,388
3,100	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	2,736,339
	5.750%, 1/01/38
2,000	Pearland Independent School District, Brazoria County, Texas, Unlimited Tax Schoolhouse Bonds,	2/11 at 100.00	AAA	2,164,560
	Series 2001A, 5.250%, 2/15/22 (Pre-refunded 2/15/11)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Caa1	437,330
	2001C, 5.200%, 5/01/28
3,935	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,246,416
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
7,100	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	5,857,358
	Series 2007A, 5.000%, 2/15/36 (UB)
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.225%, 4/01/33 (IF)	4/17 at 100.00	Aa1	4,019,127
3,900	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2001C-1,	12/11 at 101.00	Aa1	3,839,823
	5.200%, 12/01/21 (Alternative Minimum Tax)
	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 2001:
2,905	0.000%, 2/15/25	2/11 at 44.73	AAA	1,169,379
4,040	0.000%, 2/15/25 (Pre-refunded 2/15/11)	2/11 at 44.73	AAA	1,749,562

85,925	Total Texas			66,215,370

	Utah – 0.0% (0.0% of Total Investments)
145	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C, 5.600%, 7/01/18	7/09 at 101.50	AAA	147,577
	(Alternative Minimum Tax)
80	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997E-2, 5.875%, 1/01/19	7/09 at 100.00	AAA	82,282
	(Alternative Minimum Tax)

225	Total Utah			229,859

	Washington – 10.5% (6.4% of Total Investments)
15,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA	12,353,398
	Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)
6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	6,636,180
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	AAA	5,581,650
	2003A, 5.500%, 7/01/16 (UB)
10,080	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	AA+	11,090,419
	5.500%, 12/01/16 – FGIC Insured
6,965	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%, 9/01/22 – FGIC Insured	9/12 at 100.00	AA	7,142,886
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A3	3,060,828
	5.375%, 12/01/19 – MBIA Insured
2,500	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.125%,	12/11 at 100.00	AA	2,597,700
	12/01/22 – MBIA Insured
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	618,930
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
4,905	Washington, Various Purpose General Obligation Bonds, Series 1999B, 5.000%, 1/01/19	4/09 at 100.00	AA+	4,915,301

54,270	Total Washington			53,997,292

	West Virginia – 1.5% (0.9% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	4,388,350
	Series 2003L, 5.500%, 10/01/22
1,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, West Penn Power Company	4/09 at 101.00	Baa1	770,100
	Pleasants Station Project, Series 1999E, 5.500%, 4/01/29 – AMBAC Insured (Alternative
	Minimum Tax)
2,355	West Virginia University, Unlimited Tax General Revenue Bonds, Student Fees, Series 2004C,	10/14 at 100.00	AA	2,373,322
	5.000%, 10/01/24 – FGIC Insured

8,355	Total West Virginia			7,531,772

	Wisconsin – 3.1% (1.9% of Total Investments)
5,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	A3	3,693,416
	Series 1999A, 5.600%, 2/15/29
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	211,365
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	849,290
	Series 2004, 5.750%, 5/01/24
3,215	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/09 at 100.00	AA	3,215,482
	Series 1997, 5.625%, 2/15/17 – MBIA Insured
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	2,702,553
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	5,353,742

19,465	Total Wisconsin			16,025,848

	Wyoming – 0.4% (0.2% of Total Investments)
2,750	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	1,887,298
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 1,024,579	Total Long-Term Investments (cost $877,893,993) – 162.4%			839,012,829

	Short-Term Investments – 1.0% (0.6% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Goucher College, Series 2007,		A-1+	2,000,000
	Variable Rate Demand Obligations, 0.400%, 7/01/37 (5)
3,000	Red River Authority, Texas, Pollution Control Revenue Bonds, Southwestern Public Service		A-1+	3,000,000
	Company, Series 1996, Variable Rate Demand Obligations, 8.500%, 7/01/16 – AMBAC Insured (5)

$ 5,000	Total Short-Term Investments (cost $5,000,000)			5,000,000

	Total Investments (cost $882,893,993) – 163.4%			844,012,829

	Floating Rate Obligations – (11.4)%			(58,804,000)

	Other Assets Less Liabilities – 2.9%			14,959,378

	Preferred Shares, at Liquidation Value – (54.9)% (6)			(283,550,000)

	Net Assets Applicable to Common Shares – 100%			$516,618,207

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$844,012,829	$ —	$844,012,829

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $823,898,137.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 35,140,706
Depreciation	(73,811,880)

Net unrealized appreciation (depreciation) of investments	$(38,671,174)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009